Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax interest and penalties expense	$ 1	$ 2	$ 1
Operating loss carryforwards	5,900
Tax act, expense recorded	303
Valuation allowance	$ 25,087	$ 6,084